OPERATING SEGMENTS	6 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
OPERATING SEGMENTS [Text Block]
NOTE 7 -
OPERATING SEGMENTS

General information:

Since inception date, the operation of the Group has been conducted through one operating segment, (i.e., sales of medical cannabis products and other products) to customers through certain geographical areas (i.e. Israel and Germany).

Six months ended June 30, 2025

	Israel	Germany	Adjustments	Total

Revenue	$10,689	$14,507	$-	$25,196

Segment profit	$738	$612	$-	$1,350

Unallocated corporate expenses			$(1,542)	$(1,542)

Total operating loss				$(192)

Depreciation and amortization	$862	$72	$-	$934

Six months ended June 30, 2024:

	Israel	Germany	Adjustments	Total

Revenue	$22,153	$4,660	$-	$26,813

Segment profit (loss)	$(7,332)	$351	$-	$(6,981)

Unallocated corporate expenses			$(1,518)	$(1,518)

Total operating loss				$(8,499)

Depreciation and amortization	$1,118	$73	$-	$1,191